Seward & Kissel LLP
1901 L Street, N.W.
Suite 700
Washington, D.C. 20036
(202) 737-8833 (phone)
(202) 737-5184 (fax)

August 3, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc.
- AB Emerging Markets Multi-Asset Portfolio
(File No. 2-29901)

Ladies and Gentlemen:

On behalf of AB Cap Fund, Inc. - AB Emerging Markets Multi-Asset Portfolio (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed pursuant to Rule 497(c) under the Securities Act do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on July 28, 2026.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise